TRADE AND OTHER RECEIVABLES - Movement in the Loss Allowance on Trade Receivables (Detail) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [Line Items]
Beginning balance	$ 841	$ 1,414
Charge for the year	712	383
Write-off	(171)	(734)
Unused amounts reversed	(204)	(170)
Currency translation adjustment	(2)	(65)
Reclassification	161	13
Ending balance	$ 1,337	$ 841